UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2009

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:$ 317,362,896

                     31-Dec-09    TITLE                      VALUE         SHARES/        INVSTMT      VOTING

Name of Issuer                  OF CLASS       CUSIP        (x$1000)       PRN AMT        DSCRETN       AUTH

American Express                   COM        25816109        1302          32125          SOLE         SOLE
Amgen Inc                          COM        31162100        6953          122916         SOLE         SOLE
Analog Devices Inc.                COM        32654105       13690          433492         SOLE         SOLE
AT &T Inc                          COM       00206R102        633           22599          SOLE         SOLE
Bank of New York                   COM        64057102        824           29453          SOLE         SOLE
Beckman Coulter Inc.               COM        75811109       14650          223865         SOLE         SOLE
Berkshire Hathaway Inc CL A        COM        84670108        595             6            SOLE         SOLE
Berkshire Hathaway Inc CL B        COM        84670207        680            207           SOLE         SOLE
Biogen Idec                        COM       09062X103       11690          218508         SOLE         SOLE
Boeing                             COM        97023105        200            3703          SOLE         SOLE
B P Amoco PLC                      COM        55622104        1307          22547          SOLE         SOLE
Bristol Myers                      COM       110122108        356           14100          SOLE         SOLE
Brown Forman CL B                  COM       115637209        9354          174614         SOLE         SOLE
Caterpillar                        COM       149123101        433            7600          SOLE         SOLE
Charles River Labs                 COM       159864107        5906          175300         SOLE         SOLE
Chevron Texaco Corp                COM       166764100        486            6307          SOLE         SOLE
Citigroup                          COM       172967101         74           22383          SOLE         SOLE
Coca Cola Co.                      COM       191216100        1109          19450          SOLE         SOLE
Coca Cola FEMSA S A DE C           COM       191241108        8524          129695         SOLE         SOLE
Colgate Palmolive                  COM       194162103        1861          22650          SOLE         SOLE
Dionex Corp.                       COM       254546104       10343          140004         SOLE         SOLE
Disney Walt Co Del                 COM       254687106        710           22014          SOLE         SOLE
ISHARE MSCI Hong Kong              COM       464286871        4257          271853         SOLE         SOLE
ISHARE MSCI Brazil                 COM       464286400        5341          71584          SOLE         SOLE
Exxon Mobil Corp                   COM       30231G102        2322          34049          SOLE         SOLE
General Electric                   COM       369604103        3645          240944         SOLE         SOLE
General Mills Inc.                 COM       370334104        496            7000          SOLE         SOLE
Grainger WW Inc.                   COM       384802104        8903          91946          SOLE         SOLE
Grupo Televiso                     COM       40049J206        5215          251214         SOLE         SOLE
Harley Davidson                    COM       412822108        2454          97364          SOLE         SOLE
Heinz                              COM       423074103        675           15775          SOLE         SOLE
Henry Schein Inc                   COM       806407102        5134          97600          SOLE         SOLE
Hershey Foods Corp                 COM       427866108        5679          158679         SOLE         SOLE
Hewlett Packard                    COM       428236103        5662          109915         SOLE         SOLE
Home Depot                         COM       437076102        901           31152          SOLE         SOLE
Honeywell Intl Inc                 COM       438516106        8515          217225         SOLE         SOLE
IBM                                COM       459200101        1383          10562          SOLE         SOLE
Idex Laboratories                  COM       45168D104        3353          62725          SOLE         SOLE
Incyte                             COM       45337C102        141           15500          SOLE         SOLE
Illinois Tool Wks                  COM       452308109        4023          83830          SOLE         SOLE
Johnson & Johnson                  COM       478160104       18832          292373         SOLE         SOLE
Kellogg Co                         COM       487836108        265            4987          SOLE         SOLE
McAfee                             COM       579064106        8313          204897         SOLE         SOLE
McDonalds Corp                     COM       580135101        306            4903          SOLE         SOLE
Merck & Co                         COM       589331107        2623          71798          SOLE         SOLE
Minn Mng & Mfg Co                  COM       604059105       10542          127525         SOLE         SOLE
Monsanto                           COM       61166W101        1459          17850          SOLE         SOLE
Morgan Stanley                     COM       617446448        359           12144          SOLE         SOLE
Nabors Industries                  COM       G6359F103        3276          149650         SOLE         SOLE
Novo Nordisk                       COM       670100205        4795          75100          SOLE         SOLE
Occidental Pete Corp Cal           COM       674599105        5783          71085          SOLE         SOLE
Pepsico                            COM       713448108        1677          27577          SOLE         SOLE
Pfizer Inc                         COM       717081103        353           19395          SOLE         SOLE
Power Shares Global Energy         COM       73936T615        5792          347646         SOLE         SOLE
PowerSharesGolden Dragon           COM       73935X401        2752          114210         SOLE         SOLE
Proctor & Gamble                   COM       742718109        1082          17851          SOLE         SOLE
Raytheon Company New               COM       755111507        7152          138829         SOLE         SOLE
Rockwell Automation Inc.           COM       774347108        1644          34991          SOLE         SOLE
Rockwell Collins                   COM       774341101        5164          93284          SOLE         SOLE
Ross Stores Inc                    COM       778296103        940           22000          SOLE         SOLE
Sara Lee Corp.                     COM       803111103        204           16732          SOLE         SOLE
Schlumberger Limited               COM       806857108       12728          195547         SOLE         SOLE
Southern Co                        COM       842587107        977           29325          SOLE         SOLE
State Street Corp                  COM       857477103        3426          78682          SOLE         SOLE
Stratasys Inc                      COM       862685104        5116          296730         SOLE         SOLE
Syngenta                           COM       87160A100        7174          127500         SOLE         SOLE
Teradyne Inc                       COM       880770102        1002          93380          SOLE         SOLE
Teva Pharmaceutical                COM       881624209       11974          213138         SOLE         SOLE
Tiffany & Co.                      COM       886547108       18608          432738         SOLE         SOLE
United Technologies Corp           COM       913017109        309            4450          SOLE         SOLE
VCA Antech Inc                     COM       918194101        9017          361820         SOLE         SOLE
Walgreens                          COM       931422109        250            6800          SOLE         SOLE
Williams Sonoma                    COM       969904101        3037          146150         SOLE         SOLE
WPP Group PLC                      COM       929309300        654           13436          SOLE         SOLE